Matthew A. Swendiman Direct:513.629.2750 mswendiman@graydon.com	January 28, 2016

VIA EDGAR
Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:
WP Trust (“Registrant”) (File Nos. 333-206306 and 811-23086); on behalf of WP Smaller Companies Income Plus Fund, WP International Companies Income Plus Fund and WP Income Plus Fund (“Funds”), each a series of WP Trust

Ladies and Gentlemen:

Pursuant to Rule 497 of the General Rules and Regulations under the Securities Act of 1933, as amended, enclosed herewith please find the XBRL-coded version of prospectus disclosure for the above-referenced Registrant as it pertains to the Funds’ prospectuses. The attached XBRL-coded prospectus disclosure is based on the disclosure found in the prospectuses that were included in Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-1A, which was filed with the Securities and Exchange Commission (“SEC”) electronically on December 23, 2015 and declared effective on December 30, 2015.  The Funds’ prospectuses were subsequently filed with the SEC on January 5, 2016, pursuant to Rule 497.

If you have any questions concerning the foregoing, please call the undersigned at 513.629.2750.

Sincerely,

WP Trust

/s/ Matthew A. Swendiman

Matthew A. Swendiman,
On behalf of the WP Trust